Provisions - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Warranty and recall expense, recall of airbag inflators	€ 102	€ 414
Warranty provision, recall of airbag inflators
Disclosure of other provisions [line items]
Warranty and recall expense, recall of airbag inflators		414
Warranty provision, contested with supplier
Disclosure of other provisions [line items]
Warranty and recall expense, recall of airbag inflators		€ 132
NAFTA
Disclosure of other provisions [line items]
Warranty and recall expense, recall of airbag inflators	29
LATAM
Disclosure of other provisions [line items]
Warranty and recall expense, recall of airbag inflators	€ 73